Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended			7 Months Ended		9 Months Ended	12 Months Ended
	Jan. 06, 2016	Jan. 17, 2017	Apr. 01, 2016	May 08, 2017	Jun. 30, 2017	Jul. 01, 2016	Jun. 30, 2016	Aug. 09, 2017	Aug. 08, 2017	Oct. 03, 2016	Dec. 31, 2016
Subsequent Event [Line Items]
Amount paid upon redemption					$ 1,750		$ 2,000
Puttable Common Stock
Subsequent Event [Line Items]
Shares redeemed | shares	100,000	100,000	100,000	75,000	175,000	100,000				100,000	400,000
Amount paid upon redemption	$ 1,000	$ 1,000	$ 1,000	$ 750		$ 1,000				$ 1,000
Subsequent Event | Puttable Common Stock
Subsequent Event [Line Items]
Shares redeemed | shares									50,000
Amount paid upon redemption									$ 500
Installment 4 - FY 2017 | Subsequent Event
Subsequent Event [Line Items]
Dividends Payable, Date Declared								Aug. 09, 2017
Dividends per share								$ 0.05
Dividends Payable, Date to be Paid								Sep. 14, 2017
Dividends Payable, Date of Record								Sep. 07, 2017